Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Leases Abstract
Schedule of lease receivables

	2025	2024
LT Amazonas(i)	170,080	174,014
Sublease “resale stores” – IFRS 16 (ii)	64,166	66,373
	234,246	240,387

Current portion	(34,098)	(33,717)
Non-current portion	200,148	206,670

Schedule of cash receipts

	LT Amazonas	Sublease “resale stores” – IFRS 16	Total
Nominal values	259,880	80,078	339,958
2026	33,754	26,875	60,629
2027	34,032	21,399	55,431
2028	34,032	17,173	51,205
2029	34,032	11,049	45,081
2030	34,032	3,308	37,340
≥2031	89,998	274	90,272
Present value	170,080	64,166	234,246

Schedule of lease liabilities

	2025	2024

LT Amazonas(i)	322,409	324,152
Sale of towers (leaseback)(ii)	1,630,795	1,606,644
Other (iii)	108,588	124,451
Subtotal	2,061,792	2,055,247

Other leases: (iv)
Leases – Network Infrastructure	6,086,081	5,491,602
Leases - Shops & kiosks & real estate	1,533,853	1,332,983
Leases - Land (Network)	2,470,403	2,417,834
Leases – Fiber	1,612,739	1,278,180
Subtotal leases IFRS 16	11,703,076	10,520,599
Total	13,764,868	12,575,846

Current portion	(1,702,899)	(1,629,698)
Non-current portion	12,061,969	10,946,148

Schedule of other lease operations

	LT Amazonas	Sale of towers and leaseback	Other	Leases – Network infrastructure	Leases - Shops & kiosks & real estate	Leases - Land (Network)	Leases – Fiber	Total
Nominal values	510,090	2,962,680	127,782	10,177,315	2,727,107	4,051,655	2,017,627	22,574,256
2026	80,402	316,388	47,043	1,386,393	336,472	553,926	582,999	3,303,623
2027	64,641	307,188	31,919	1,353,724	317,652	510,368	548,607	3,134,099
2028	64,641	307,188	24,203	1,305,258	286,969	491,641	513,584	2,993,484
2029	64,641	307,188	14,350	1,198,114	252,704	449,504	314,115	2,600,616
2030	64,641	307,188	5,615	987,892	214,759	382,304	58,322	2,020,721
≥2031	171,124	1,417,540	4,652	3,945,934	1,318,551	1,663,912	-	8,521,713

Present value	322,409	1,630,795	108,588	6,086,081	1,533,853	2,470,403	1,612,739	13,764,868